BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF COMPANY’S SUBSIDIARIES

Description of subsidiaries incorporated and controlled by the Company:

Name of subsidiaries	Background		Effective ownership

Lucky Time Ventures Limited (“LTV”)	●	British Virgin Islands company	100% owned by ROMA
	●	Incorporated on February 8, 2022
	●	Issued and outstanding 100 ordinary shares for USD 100
	●	Investment holding

Capital Summit Enterprises Limited	●	British Virgin Islands company #	100% owned by ROMA
(“Capital Summit”)	●	Incorporated on August 10, 2021
	●	Issued and outstanding 1 ordinary share for USD 1
	●	Provision of advisory and consultancy services

Roma Risk Advisory Limited	●	Hong Kong company	100% owned by LTV
(“RRA”)	●	Incorporated on August 2, 2018
	●	Issued and outstanding 1 ordinary share for HKD1
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

Roma Advisory Pte. Ltd.	●	Singaporean company	100% owned by RRA
(“Roma (S)”)	●	Incorporated on January 3, 2022
	●	Issued and outstanding 100 ordinary shares for SGD100
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

# acquired on September 1, 2025